Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2015	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015
C000011950
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
Account Value	$ 22,209	$ 10,000	$ 21,336	$ 21,584	$ 20,835	$ 19,897	$ 18,933	$ 19,424	$ 19,910	$ 19,185	$ 20,970	$ 20,166	$ 21,527	$ 20,561	$ 19,892	$ 19,420	$ 19,226	$ 18,198	$ 19,201	$ 18,668	$ 18,412	$ 19,028	$ 17,156	$ 15,807	$ 16,401	$ 16,974	$ 17,843	$ 17,228	$ 16,411	$ 17,317	$ 17,177	$ 17,159	$ 18,609	$ 16,695	$ 17,406	$ 15,221	$ 14,422	$ 16,143	$ 16,686	$ 15,587	$ 17,545	$ 17,524	$ 18,801	$ 17,143	$ 16,236	$ 17,711	$ 16,813	$ 18,139	$ 17,094	$ 17,844	$ 17,672	$ 17,871	$ 18,161	$ 17,598	$ 16,778	$ 16,662	$ 16,235	$ 16,235	$ 15,319	$ 13,229	$ 13,229	$ 14,197	$ 13,444	$ 12,879	$ 12,049	$ 11,526	$ 10,003	$ 13,353	$ 15,001	$ 14,988	$ 14,785	$ 14,642	$ 14,395	$ 14,058	$ 14,694	$ 14,610	$ 13,891	$ 13,795	$ 13,636	$ 13,566	$ 13,121	$ 12,243	$ 12,664	$ 12,591	$ 13,626	$ 13,816	$ 14,060	$ 13,760	$ 13,603	$ 13,417	$ 13,104	$ 13,879	$ 14,371	$ 13,963	$ 13,341	$ 13,276	$ 13,095	$ 13,230	$ 13,259	$ 12,696	$ 12,356	$ 12,867	$ 12,964	$ 12,631	$ 12,173	$ 11,679	$ 11,403	$ 11,364	$ 11,616	$ 11,336	$ 11,644	$ 10,767	$ 10,771	$ 11,041	$ 10,738	$ 9,531	$ 9,619	$ 10,517	$ 10,214	$ 10,134	$ 9,582
C000011955
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
Account Value	$ 15,199	10,000	14,754	14,857	14,484	13,732	12,259	12,124	11,774	11,285	11,753	12,101	12,526	12,371	13,167	13,223	14,997	15,171	15,976	15,129	15,437	15,730	14,421	12,506	13,274	14,044	14,815	14,180	13,509	13,766	13,471	13,060	13,062	11,201	11,954	11,207	9,821	9,825	10,366	10,311	11,401	10,804	12,008	10,999	10,591	11,076	9,773	10,405	10,415	11,038	10,558	10,338	10,289	9,738	9,379	8,725	8,716	9,165	8,616	7,184	7,061	6,973	6,907	6,702	6,723	6,272	6,018	8,670	9,629	9,488	9,082	9,272	8,894	8,646	8,713	9,036	8,749	9,401	8,923	8,910	9,241	8,418	8,164	8,538	10,378	10,200	10,498	9,644	8,905	10,274	10,084	9,994	10,643	9,896	9,979	9,963	10,826	11,211	11,109	10,711	10,080	10,056	9,972	9,068	8,810	8,661	8,632	9,960	9,466	9,832	9,697	9,723	9,633	10,440	10,432	9,375	9,269	9,635	10,140	10,402	9,742
C000050069
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
Account Value	$ 12,146	10,000	11,738	11,105	10,191	10,448	11,211	11,640	12,230	12,288	12,250	11,361	12,352	12,573	14,070	14,269	14,001	13,447	11,980	12,550	11,940	10,807	11,661	11,224	12,845	12,349	11,167	9,270	9,786	9,894	10,437	11,377	10,813	11,897	10,791	8,588	7,065	7,175	6,072	6,033	6,529	6,892	6,406	5,873	6,292	5,763	5,430	6,577	6,577	7,352	6,826	6,448	6,849	6,933	6,802	7,978	8,053	7,951	6,592	5,265	5,952	5,949	6,547	6,982	6,420	6,000	5,657	7,017	8,214	8,010	7,793	7,273	7,825	7,039	7,691	7,007	6,520	6,591	6,819	7,993	8,241	7,030	7,437	6,597	6,801	5,705	7,996	8,598	9,015	10,292	11,527	12,331	12,603	12,000	10,523	11,453	11,461	12,669	12,136	11,401	10,987	10,650	9,601	9,480	8,996	8,731	8,519	10,021	10,102	10,198	10,013	10,596	10,418	12,015	11,503	9,940	9,608	9,519	10,026	10,585	9,496
C000087836
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
Account Value	$ 28,538	10,000	27,879	27,566	26,601	25,460	25,946	27,012	27,398	26,305	28,054	26,035	26,309	25,755	25,141	24,154	24,172	23,561	24,829	23,794	22,754	22,944	21,363	19,457	20,354	21,386	22,103	21,215	19,710	20,196	20,291	20,404	21,103	19,511	20,581	19,367	17,788	19,677	20,333	18,673	20,585	20,572	22,351	21,864	22,130	23,516	22,471	23,160	21,903	22,860	22,338	22,049	21,689	21,382	20,362	19,521	18,555	18,734	17,956	15,734	15,815	16,172	15,472	14,712	14,482	13,623	11,963	14,685	16,080	16,269	15,878	15,300	15,103	14,678	15,155	14,994	13,950	14,968	14,425	14,337	13,796	12,530	13,907	13,558	14,694	14,712	14,373	13,961	13,822	13,600	13,580	13,663	14,259	13,643	13,492	13,005	12,855	12,516	12,614	12,431	12,280	12,197	12,095	12,112	11,737	11,456	11,347	10,795	11,077	11,054	11,033	10,555	10,561	10,401	10,241	9,477	9,396	10,042	10,322	10,291	9,613
MSCI ACWI ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Account Value	$ 20,293	10,000	19,613	19,669	19,024	18,190	17,557	17,596	17,356	16,684	17,014	17,169	18,055	17,582	17,095	16,708	16,724	16,252	16,525	16,048	15,652	15,809	15,052	13,809	14,404	14,873	15,577	14,968	14,325	14,866	14,612	14,264	14,782	13,673	13,776	12,322	11,964	13,293	13,734	13,280	14,530	14,426	15,393	15,368	15,679	16,279	15,632	16,370	15,988	16,517	16,209	16,480	16,570	16,085	15,625	15,430	15,130	15,097	14,323	12,625	12,902	13,228	12,685	12,143	11,618	11,250	10,457	12,228	13,278	13,644	13,078	12,963	12,526	12,212	12,601	12,755	12,031	12,713	12,386	12,313	12,077	11,228	11,761	11,651	12,682	12,625	12,894	12,593	12,834	13,138	12,931	13,164	13,815	13,086	12,800	12,697	12,462	12,235	12,172	11,739	11,703	11,335	11,097	10,823	10,653	10,289	10,032	10,270	10,419	10,292	10,228	9,746	9,897	10,067	9,809	9,072	9,176	9,846	10,035	10,247	9,537
MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Account Value	$ 19,520	10,000	19,273	18,905	17,833	17,103	16,881	16,775	16,694	16,401	16,424	17,036	17,829	16,713	16,447	16,398	15,776	15,687	15,575	15,240	14,548	15,256	14,682	13,594	14,144	14,523	15,477	14,570	14,037	14,277	14,441	14,016	14,988	13,891	14,089	12,269	12,662	14,344	14,284	14,319	15,339	15,271	16,171	16,545	17,054	17,384	17,063	17,788	17,615	18,344	17,876	19,165	18,913	18,699	18,245	18,524	18,384	17,837	16,615	15,209	14,902	15,145	14,817	13,602	12,670	12,574	11,519	13,616	14,374	15,077	14,030	14,050	13,481	13,229	13,906	14,079	13,252	14,289	13,994	13,877	13,846	12,732	13,078	12,560	13,758	13,832	14,216	13,911	14,514	15,047	15,093	15,400	16,145	14,903	14,386	14,357	13,871	13,926	13,623	12,856	12,728	12,363	12,098	11,800	11,450	10,855	10,831	11,354	11,327	11,183	10,912	10,389	9,990	10,377	10,321	9,115	9,130	9,763	9,986	10,391	9,699
MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Account Value	$ 19,520	10,000	19,273	18,905	17,833	17,103	16,881	16,775	16,694	16,401	16,424	17,036	17,829	16,713	16,447	16,398	15,776	15,687	15,575	15,240	14,548	15,256	14,682	13,594	14,144	14,523	15,477	14,570	14,037	14,277	14,441	14,016	14,988	13,891	14,089	12,269	12,662	14,344	14,284	14,319	15,339	15,271	16,171	16,545	17,054	17,384	17,063	17,788	17,615	18,344	17,876	19,165	18,913	18,699	18,245	18,524	18,384	17,837	16,615	15,209	14,902	15,145	14,817	13,602	12,670	12,574	11,519	13,616	14,374	15,077	14,030	14,050	13,481	13,229	13,906	14,079	13,252	14,289	13,994	13,877	13,846	12,732	13,078	12,560	13,758	13,832	14,216	13,911	14,514	15,047	15,093	15,400	16,145	14,903	14,386	14,357	13,871	13,926	13,623	12,856	12,728	12,363	12,098	11,800	11,450	10,855	10,831	11,354	11,327	11,183	10,912	10,389	9,990	10,377	10,321	9,115	9,130	9,763	9,986	10,391	9,699
MSCI USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA Index
Account Value	$ 38,916	$ 10,000	38,170	37,317	35,496	33,345	33,518	35,589	36,164	37,106	38,082	35,834	34,149	33,418	32,636	34,081	32,895	31,391	30,986	30,037	30,129	29,645	28,313	25,874	26,486	27,789	28,271	27,326	25,616	25,450	25,132	24,272	23,535	23,330	24,788	23,507	21,776	24,007	24,988	22,857	24,921	24,976	27,463	26,533	27,332	28,966	27,867	28,152	26,315	27,620	26,830	26,207	25,493	25,368	24,059	23,188	22,600	22,811	21,906	19,634	20,158	19,821	18,431	18,376	17,965	17,078	14,296	16,371	18,846	18,793	18,257	17,597	17,222	16,921	17,225	16,965	15,856	16,923	16,269	15,972	15,453	14,278	15,693	15,392	16,536	16,461	15,932	15,378	15,274	14,908	14,849	15,220	15,798	14,942	14,780	14,345	14,024	13,745	13,703	13,429	13,348	13,170	13,029	13,010	12,516	12,260	12,036	11,617	11,838	11,826	11,809	11,376	11,346	11,140	11,085	10,372	10,392	10,976	11,164	11,127	10,278
MSCI ACWI ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)	MSCI ACWI ex USA Index (Net)
Account Value	$ 20,293	$ 10,000	19,613	19,669	19,024	18,190	17,557	17,596	17,356	16,684	17,014	17,169	18,055	17,582	17,095	16,708	16,724	16,252	16,525	16,048	15,652	15,809	15,052	13,809	14,404	14,873	15,577	14,968	14,325	14,866	14,612	14,264	14,782	13,673	13,776	12,322	11,964	13,293	13,734	13,280	14,530	14,426	15,393	15,368	15,679	16,279	15,632	16,370	15,988	16,517	16,209	16,480	16,570	16,085	15,625	15,430	15,130	15,097	14,323	12,625	12,902	13,228	12,685	12,143	11,618	11,250	10,457	12,228	13,278	13,644	13,078	12,963	12,526	12,212	12,601	12,755	12,031	12,713	12,386	12,313	12,077	11,228	11,761	11,651	12,682	12,625	12,894	12,593	12,834	13,138	12,931	13,164	13,815	13,086	12,800	12,697	12,462	12,235	12,172	11,739	11,703	11,335	11,097	10,823	10,653	10,289	10,032	10,270	10,419	10,292	10,228	9,746	9,897	10,067	9,809	9,072	9,176	9,846	10,035	10,247	9,537
MSCI ACWI ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)	MSCI ACWI ex USA Index (Net)
Account Value	$ 20,293	$ 10,000	19,613	19,669	19,024	18,190	17,557	17,596	17,356	16,684	17,014	17,169	18,055	17,582	17,095	16,708	16,724	16,252	16,525	16,048	15,652	15,809	15,052	13,809	14,404	14,873	15,577	14,968	14,325	14,866	14,612	14,264	14,782	13,673	13,776	12,322	11,964	13,293	13,734	13,280	14,530	14,426	15,393	15,368	15,679	16,279	15,632	16,370	15,988	16,517	16,209	16,480	16,570	16,085	15,625	15,430	15,130	15,097	14,323	12,625	12,902	13,228	12,685	12,143	11,618	11,250	10,457	12,228	13,278	13,644	13,078	12,963	12,526	12,212	12,601	12,755	12,031	12,713	12,386	12,313	12,077	11,228	11,761	11,651	12,682	12,625	12,894	12,593	12,834	13,138	12,931	13,164	13,815	13,086	12,800	12,697	12,462	12,235	12,172	11,739	11,703	11,335	11,097	10,823	10,653	10,289	10,032	10,270	10,419	10,292	10,228	9,746	9,897	10,067	9,809	9,072	9,176	9,846	10,035	10,247	9,537
MSCI ACWI ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)	MSCI ACWI ex USA Index (Net)
Account Value	$ 20,293	$ 10,000	19,613	19,669	19,024	18,190	17,557	17,596	17,356	16,684	17,014	17,169	18,055	17,582	17,095	16,708	16,724	16,252	16,525	16,048	15,652	15,809	15,052	13,809	14,404	14,873	15,577	14,968	14,325	14,866	14,612	14,264	14,782	13,673	13,776	12,322	11,964	13,293	13,734	13,280	14,530	14,426	15,393	15,368	15,679	16,279	15,632	16,370	15,988	16,517	16,209	16,480	16,570	16,085	15,625	15,430	15,130	15,097	14,323	12,625	12,902	13,228	12,685	12,143	11,618	11,250	10,457	12,228	13,278	13,644	13,078	12,963	12,526	12,212	12,601	12,755	12,031	12,713	12,386	12,313	12,077	11,228	11,761	11,651	12,682	12,625	12,894	12,593	12,834	13,138	12,931	13,164	13,815	13,086	12,800	12,697	12,462	12,235	12,172	11,739	11,703	11,335	11,097	10,823	10,653	10,289	10,032	10,270	10,419	10,292	10,228	9,746	9,897	10,067	9,809	9,072	9,176	9,846	10,035	10,247	9,537
MSCI Australia Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Australia Index (Net)
Account Value	$ 23,196	10,000	22,371	22,351	21,617	20,740	19,425	20,081	20,964	19,948	21,664	20,941	22,512	21,403	20,522	20,185	19,796	19,116	19,864	19,287	19,398	19,707	17,822	16,222	17,103	17,605	18,401	17,694	16,839	17,682	17,646	17,755	19,004	17,167	17,522	15,620	14,841	16,780	16,956	15,913	18,093	18,292	19,433	17,499	16,532	18,119	17,239	18,442	17,747	18,321	18,060	18,301	18,532	17,970	17,125	17,005	16,567	16,561	15,621	13,479	13,476	14,460	13,694	13,106	12,257	11,722	10,167	13,568	15,245	15,231	15,009	14,859	14,604	14,257	14,903	14,810	14,070	13,969	13,802	13,729	13,284	12,391	12,806	12,726	13,770	13,956	14,209	13,900	13,730	13,536	13,213	13,992	14,495	14,079	13,441	13,372	13,185	13,324	13,352	12,784	12,428	12,936	13,028	12,699	12,240	11,739	11,452	11,411	11,659	11,380	11,686	10,804	10,797	11,062	10,754	9,545	9,635	10,533	10,223	10,139	9,579
MSCI Mexico IMI 25/50 Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Mexico IMI 25/50 Index (Net)
Account Value	$ 15,811	10,000	15,355	15,324	15,027	14,274	12,720	12,585	12,248	11,722	12,107	12,510	13,017	12,825	13,610	13,670	15,414	15,752	16,435	15,589	15,955	16,261	14,857	12,865	13,705	14,640	15,280	14,555	13,833	14,100	13,812	13,391	13,429	11,492	12,209	11,468	10,079	10,081	10,627	10,519	11,647	11,052	12,249	11,270	10,811	11,319	9,955	10,645	10,678	11,283	10,788	10,550	10,464	9,920	9,552	8,881	8,868	9,324	8,759	7,302	7,173	7,080	7,010	6,801	6,817	6,358	6,097	8,786	9,756	9,608	9,192	9,383	8,999	8,744	8,807	9,133	8,841	9,502	9,014	9,000	9,330	8,495	8,235	8,612	10,464	10,280	10,578	9,714	8,968	10,346	10,123	10,059	10,709	9,952	10,034	10,019	10,882	11,266	11,160	10,768	10,131	10,106	10,017	9,108	8,848	8,693	8,662	9,996	9,497	9,860	9,726	9,748	9,649	10,456	10,447	9,383	9,276	9,640	10,144	10,406	9,742
MSCI Turkey IMI 25/50 Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Turkey IMI 25/50 Index (Spliced)
Account Value	$ 12,500	10,000	12,095	11,417	10,449	10,690	11,506	11,912	12,558	12,618	12,549	11,622	12,660	12,864	14,388	14,521	14,314	13,731	12,212	12,805	12,179	10,990	11,875	11,424	13,077	12,588	11,346	9,374	9,938	10,024	10,556	11,545	10,928	12,050	10,926	8,720	7,177	7,288	6,140	6,110	6,651	6,991	6,503	5,936	6,316	5,814	5,673	6,643	6,670	7,434	6,902	6,527	6,914	7,005	6,872	8,065	8,140	8,038	6,651	5,310	6,008	6,007	6,615	7,059	6,490	6,066	5,717	7,090	8,302	8,093	7,872	7,341	7,902	7,105	7,763	7,069	6,575	6,649	6,875	8,049	8,292	7,069	7,475	6,631	6,834	5,733	8,034	8,638	9,058	10,348	11,599	12,386	12,657	12,046	10,562	11,494	11,498	12,707	12,169	11,429	11,009	10,668	9,613	9,492	9,007	8,739	8,527	10,033	10,112	10,209	10,024	10,607	10,704	12,024	11,511	9,942	9,608	9,522	10,027	10,589	9,496
MSCI USA Equal Weighted Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA Equal Weighted Index
Account Value	$ 28,867	$ 10,000	28,202	27,880	26,903	25,746	26,244	27,312	27,719	26,613	28,377	28,315	28,610	26,020	27,338	26,209	26,274	25,557	26,930	24,042	24,676	24,883	23,213	21,109	22,126	23,250	23,973	23,007	21,373	21,900	22,003	22,124	22,882	21,154	22,314	20,995	19,282	21,330	22,043	20,242	22,315	22,300	24,228	23,698	23,986	25,485	24,352	25,096	23,731	24,769	24,201	23,884	23,490	23,153	22,045	21,129	20,082	20,275	19,430	17,022	17,107	16,282	16,730	15,907	15,659	14,728	12,936	14,793	17,386	17,588	17,195	16,535	16,361	15,894	16,373	16,196	15,064	16,162	15,574	15,475	14,888	13,521	15,009	14,629	15,854	15,873	15,505	15,058	14,907	14,666	14,641	14,730	15,370	14,705	14,539	14,014	13,851	13,484	13,589	13,388	13,227	13,136	13,023	13,041	12,633	12,330	12,211	11,613	11,915	11,889	11,865	11,351	11,354	11,181	11,008	10,184	10,096	10,792	11,093	11,057	10,327
MSCI Austria IMI 25/50 Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Austria IMI 25/50 Index (Net)	MSCI Austria IMI 25/50 Index (Net)
Account Value	$ 28,050	$ 10,000	26,952	26,762	25,603	23,444	22,059	21,227	19,702	18,615	18,213	18,586	19,709	20,108	19,477	18,856	19,326	18,163	17,928	16,963	17,631	17,856	16,989	15,556	15,885	16,264	16,971	16,237	15,266	16,523	15,834	16,905	16,538	14,967	14,986	13,157	12,050	13,381	14,156	13,819	16,091	15,525	16,399	16,949	18,903	19,220	18,042	18,792	18,495	18,679	17,995	17,672	18,433	16,863	16,059	15,623	15,202	14,600	13,132	10,250	10,539	11,288	10,774	10,723	10,566	10,419	9,484	13,011	14,515	15,129	14,646	14,794	13,891	13,594	14,104	14,363	13,687	14,840	13,982	14,157	14,035	12,831	14,270	14,741	15,879	15,832	16,484	15,682	16,177	17,141	17,144	17,190	18,137	16,717	16,212	16,012	15,674	15,346	15,257	14,191	13,983	12,983	12,000	11,562	11,499	10,941	10,629	10,787	10,733	10,234	9,914	9,238	9,964	10,445	10,153	9,143	9,152	10,190	10,146	10,303	9,598
MSCI Italy 25/50 Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Italy 25/50 Index (Net)	MSCI Italy 25/50 Index (Net)
Account Value	$ 24,365	$ 10,000	23,099	22,901	22,381	20,768	19,732	19,229	18,196	16,860	16,798	17,566	18,035	17,976	17,186	16,532	17,441	16,552	17,062	16,026	15,210	15,235	14,648	13,256	13,579	14,301	14,899	14,095	12,790	13,731	13,178	13,046	13,028	11,660	11,662	10,281	9,277	9,925	10,437	10,197	11,898	11,552	12,390	12,710	13,300	13,653	12,757	13,634	12,982	13,427	13,257	13,172	13,523	12,753	12,685	12,133	11,471	11,960	11,507	9,107	9,761	10,283	9,918	9,551	8,859	8,410	8,198	10,607	11,365	11,623	11,318	11,268	10,779	10,502	10,656	10,797	9,827	10,705	10,505	10,281	9,916	9,127	9,442	9,387	10,350	10,132	11,182	10,806	10,845	12,233	11,619	11,571	12,293	11,061	11,214	11,185	11,300	10,899	10,697	9,951	9,871	9,376	9,150	8,400	8,398	8,612	7,649	7,886	7,725	7,922	7,850	7,528	8,273	8,644	8,369	7,767	8,178	9,471	9,781	10,095	9,666
MSCI Netherlands IMI 25/50 Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Netherlands IMI 25/50 Index (Spliced)	MSCI Netherlands IMI 25/50 Index (Spliced)
Account Value	$ 27,515	$ 10,000	$ 26,733	$ 28,128	$ 27,068	$ 24,954	$ 23,734	$ 24,108	$ 23,850	$ 22,827	$ 23,097	$ 23,501	$ 25,729	$ 25,626	$ 24,849	$ 25,401	$ 25,378	$ 24,049	$ 24,619	$ 23,679	$ 22,792	$ 22,133	$ 20,809	$ 18,379	$ 18,828	$ 20,355	$ 22,088	$ 21,273	$ 20,243	$ 20,565	$ 20,576	$ 19,888	$ 20,412	$ 18,074	$ 18,360	$ 15,814	$ 14,953	$ 16,579	$ 18,193	$ 16,816	$ 18,715	$ 18,547	$ 20,389	$ 20,637	$ 21,798	$ 23,935	$ 23,095	$ 24,586	$ 23,368	$ 24,963	$ 23,531	$ 22,792	$ 23,209	$ 22,584	$ 21,566	$ 20,649	$ 19,863	$ 19,415	$ 18,228	$ 15,833	$ 16,243	$ 16,479	$ 15,863	$ 15,208	$ 14,157	$ 13,234	$ 12,118	$ 13,920	$ 15,111	$ 15,557	$ 14,998	$ 14,647	$ 14,383	$ 14,026	$ 14,265	$ 14,173	$ 13,250	$ 14,130	$ 13,338	$ 13,249	$ 12,652	$ 11,786	$ 12,559	$ 12,338	$ 13,393	$ 13,798	$ 14,079	$ 13,578	$ 13,620	$ 14,052	$ 13,881	$ 13,917	$ 14,651	$ 13,799	$ 13,646	$ 13,696	$ 13,548	$ 13,190	$ 13,220	$ 12,389	$ 12,560	$ 11,960	$ 11,451	$ 10,857	$ 10,504	$ 10,304	$ 9,922	$ 10,270	$ 10,512	$ 10,377	$ 10,089	$ 9,621	$ 10,281	$ 10,185	$ 10,174	$ 9,423	$ 9,556	$ 9,853	$ 10,100	$ 10,308	$ 9,523